Financial performance, Net Finance Costs (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial performance [Abstract]
Interest income from external providers	$ 85	$ 39	$ 721
Other revenue	68	58	0
Net foreign exchange gain	3,847	0	2,117
Finance income	4,000	97	2,838
Bank charges	(17)	(20)	(20)
Net foreign exchange loss	0	(1,436)	0
Lease interest	(7)	(12)	(8)
Finance costs	(24)	(1,468)	(28)
Net finance income / (costs)	$ 3,976	$ (1,371)	$ 2,810